UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON,  D.C.  20549
FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2000

Check here if Amendment (     );         Amendment Number:
This Amendment (Check only one.):  (     ) is a restatement.
                                   (     ) adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Landis Associates LLC
                    Michael Landis Hershey, President
Address:    415 McFarlan Rd.  Suite 213
                   Kennett Square, PA  19328

13F File Number:   28-5960

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true,correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael L. Hershey
Title:     President
Phone:  610-925-0400
Signature, Place, and Date of Signing:  Michael L. Hershey, Kennett Square, PA.
                                                                    10/16/2000
Report Type  (Check only one.):
(  x)        13F HOLDINGS REPORT.
(    )        13F NOTICE.
(    )        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manger:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
______________________________________
Michael L. Hershey, President





UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F SUMMARY PAGE






REPORT SUMARY:    LANDIS ASSOCIATES LLC

NUMBER OF OTHER INCLUDED MANAGERS:   0

FORM 13F INFORMATION TABLE ENTRY TOTAL:      123

FORM 13F INFORMATION TABLE VALUE TOTAL:      $280,069


LIST OF OTHER INCLUDED MANAGERS:    N/A

No.       13F File Number        Name



					                   LANDIS ASSOCIATES LLC
                                                              FORM 13F
                                                         September 30, 2000

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

ADC Telecommunications, Inc.   COM              000886101     2420 90000.00 SH       Sole                 90000.00
ATMI, Inc.                     COM              00207R101     1169 50000.00 SH       Sole                 50000.00
Aeroflex Inc.                  COM              007768104     4863 100000.00SH       Sole                100000.00
Alcoa, Inc.                    COM              013817101     4101 162000.00SH       Sole                162000.00
Altera Corp.                   COM              021441100     2626 55000.00 SH       Sole                 55000.00
American Aircarriers Support,  COM              023758105       50 15000.00 SH       Sole                 15000.00
American Express Co.           COM              025816109      820 13500.00 SH       Sole                 13500.00
American Management Systems, I COM              027352103      557 32400.00 SH       Sole                 32400.00
Anadarko Petroleum             COM              032511107     3988 60000.00 SH       Sole                 60000.00
Antex Biologics, Inc.          COM              03672W308      388 100000.00SH       Sole                100000.00
Applied Innovations,Inc.       COM              037916103     1550 100000.00SH       Sole                100000.00
Asyst Technologies, Inc.       COM              04648X107     2025 100000.00SH       Sole                100000.00
Auspex Systems, Inc.           COM              052116100     1330 107500.00SH       Sole                107500.00
B. F. Goodrich,Company         COM              382388106     3919 100000.00SH       Sole                100000.00
BB&T Corp.                     COM              054937107      506 16800.00 SH       Sole                 16800.00
BFC Financial Corp. Cl A       COM              055384200      108 41250.00 SH       Sole                 41250.00
BFC Financial Corp. Cl B       COM              055384101       43 15000.00 SH       Sole                 15000.00
BP Amoco PLC                   COM              055622104      541 10215.00 SH       Sole                 10215.00
Bestfoods                      COM              126149103      757 10400.00 SH       Sole                 10400.00
Biotime Inc.                   COM              09066L105      138 20000.00 SH       Sole                 20000.00
Bitstream Inc.                 COM              091736108      906 250000.00SH       Sole                250000.00
Boeing Co.                     COM              097023105     4725 75000.00 SH       Sole                 75000.00
Broadcom Corporation           COM              111320107     2925 12000.00 SH       Sole                 12000.00
Brooktrout Technology, Inc.    COM              114580103     2306 70000.00 SH       Sole                 70000.00
Business Objects S.A.          COM              12328X107     4523 40000.00 SH       Sole                 40000.00
C-COR.net Corporation          COM              125010108     3063 200000.00SH       Sole                200000.00
CMGI,Inc.                      COM              125750109      498 17840.00 SH       Sole                 17840.00
CMS Energy Corp.               COM              125896100     4109 152535.00SH       Sole                152535.00
CTN Media Group, Inc.          COM              12643W107     1300 200000.00SH       Sole                200000.00
Cabletron Systems, Inc.        COM              126920107     4406 150000.00SH       Sole                150000.00
Catalyst Semiconductor, Inc.   COM              148881105     2831 300000.00SH       Sole                300000.00
Charming Shoppes, Inc.         COM              161133103     1590 304738.00SH       Sole                304738.00
Citrix Systems, Inc.           COM              177376100     2006 100000.00SH       Sole                100000.00
Colgate Palmolive Co.          COM              194162103      548 11600.00 SH       Sole                 11600.00
Commerce Bancorp, Inc.         COM              200519106     3491 60000.00 SH       Sole                 60000.00
Commerce One, Inc.             COM              200693109     3140 40000.00 SH       Sole                 40000.00
Concurrent Computer Corp.      COM              206710204     1900 100000.00SH       Sole                100000.00
Conexant Systems Inc.          COM              207142100     2513 60000.00 SH       Sole                 60000.00
Conoco Inc. Class B            COM              208251405     3651 135531.00SH       Sole                135531.00
Corning Inc.                   COM              219350105     3861 13000.00 SH       Sole                 13000.00
Critical Path, Inc.            COM              22674V100     3038 50000.00 SH       Sole                 50000.00
D & K Healthcare Resources, In COM              232861104     1086 90000.00 SH       Sole                 90000.00
DONCASTERS plc                 COM              257692103     2117 104543.00SH       Sole                104543.00
Dell Computer Corp.            COM              247025109     1584 51400.00 SH       Sole                 51400.00
Devon Energy Corp.             COM              25179m103     4511 75000.00 SH       Sole                 75000.00
E. I. duPont de Nemours & Co., COM              263534109     3680 88811.00 SH       Sole                 88811.00
EMC Corp-Mass.                 COM              268648102     2974 30000.00 SH       Sole                 30000.00
EOG Resources, Inc.            COM              26875P101     3888 100000.00SH       Sole                100000.00
El Paso Energy Corp.           COM              283905107      394  6400.00 SH       Sole                  6400.00
Electroglas, Inc.              COM              285324109     1280 75000.00 SH       Sole                 75000.00
Enron Corp.                    COM              293561106     2629 30000.00 SH       Sole                 30000.00
Exxon Mobil Corp.              COM              302290101      204  2286.00 SH       Sole                  2286.00
F5 Networks, Inc.              COM              315616102     2040 60000.00 SH       Sole                 60000.00
FVC.com, Inc.                  COM              30266P100     1281 256220.00SH       Sole                256220.00
Fairchild Semiconductor Intern COM              303726103     1749 62170.00 SH       Sole                 62170.00
Flextronics International Ltd. COM              Y2573F102     2464 30000.00 SH       Sole                 30000.00
Friedman's Inc. A              COM              358438109       50 10000.00 SH       Sole                 10000.00
FuelCell Energy,Inc.           COM              35952H106     2887 30000.00 SH       Sole                 30000.00
Gene Logic Inc.                COM              368689105     2415 105000.00SH       Sole                105000.00
General Electric Co.           COM              369604103     4945 85716.00 SH       Sole                 85716.00
Grey Wolf, Inc.                COM              397888108     3450 600000.00SH       Sole                600000.00
IGEN International, Inc.       COM              449536101     7039 349760.00SH       Sole                349760.00
Ibis Technology Corp.          COM              450909106     2179 60000.00 SH       Sole                 60000.00
Insight Enterprises, Inc.      COM              45765U103     1915 70270.50 SH       Sole                 70270.50
Johnson & Johnson              COM              478160104     1474 15686.00 SH       Sole                 15686.00
KLA-Tencor Corp.               COM              482480100     1236 30000.00 SH       Sole                 30000.00
Keithley Instruments, Inc.     COM              487584104     2800 40000.00 SH       Sole                 40000.00
Kent Electronics Corp.         COM              490553104      270 11300.00 SH       Sole                 11300.00
Kulicke & Soffa Industries, In COM              501242101     1172 88050.00 SH       Sole                 88050.00
Lam Research Corp.             COM              512807108     1256 60000.00 SH       Sole                 60000.00
Lehman Brothers Holdings, Inc. COM              524908100      414  2800.00 SH       Sole                  2800.00
Levcor International, Inc.     COM              52729D102       33 50000.00 SH       Sole                 50000.00
Level 8 Systems, Inc.          COM              52729M102     2967 161493.00SH       Sole                161493.00
Lowes Companies Inc.           COM              548661107     2305 51370.00 SH       Sole                 51370.00
Markel Corp.                   COM              570535104     2125 14000.00 SH       Sole                 14000.00
Merck & Co.                    COM              589331107     5871 78872.00 SH       Sole                 78872.00
Minnesota Mng. & Mfg. Co.      COM              604059105      303  3330.00 SH       Sole                  3330.00
Mitchell Energy & Development  COM              606592202     2331 50000.00 SH       Sole                 50000.00
Nabors Industries,Inc.         COM              629568106     3144 60000.00 SH       Sole                 60000.00
National Semiconductor Corp.   COM              637640103     2415 60000.00 SH       Sole                 60000.00
Nematron Corp.                 COM              640441101     2707 1493425.00SH      Sole               1493425.00
Newfield Exploration Co.       COM              651290108     3735 80000.00 SH       Sole                 80000.00
Newport Corp.                  COM              651824104     2389 15000.00 SH       Sole                 15000.00
Novadigm Inc.                  COM              669937104     3097 200000.00SH       Sole                200000.00
Novell                         COM              670006105     2961 298000.00SH       Sole                298000.00
Novellus Systems Inc.          COM              670008101     2328 50000.00 SH       Sole                 50000.00
Nuance Communications, Inc.    COM              669967101     1217 10000.00 SH       Sole                 10000.00
Ocean Energy, Inc.             COM              67481E106     2702 175000.00SH       Sole                175000.00
Optibase Ltd.                  COM              M7524R108     2283 130000.00SH       Sole                130000.00
PMC-Sierra, Inc.               COM              69344F106     3336 15500.00 SH       Sole                 15500.00
Pepsico Inc.                   COM              713448108     1496 32524.00 SH       Sole                 32524.00
Pharmanetics Inc.              COM              71713J107     3040 160000.00SH       Sole                160000.00
Philadelphia Consolidated Hold COM              717528103      626 30000.00 SH       Sole                 30000.00
Polycom, Inc.                  COM              73172K104     7859 117360.00SH       Sole                117360.00
Precision Castparts Corp.      COM              740189105     2303 60000.00 SH       Sole                 60000.00
Qualcomm, Inc.                 COM              747525103     2850 40000.00 SH       Sole                 40000.00
RailAmerica Inc.               COM              750753105     2013 257700.00SH       Sole                257700.00
Rambus Inc.                    COM              750917106     3158 40000.00 SH       Sole                 40000.00
Redback Networks Inc.          COM              757209101     3280 20000.00 SH       Sole                 20000.00
Reeds Jewelers Inc.            COM              758341101      139 85600.00 SH       Sole                 85600.00
SafeNet Inc.                   COM              45675F303     3630 120000.00SH       Sole                120000.00
Sanmina Corp.                  COM              022092100      255  2726.00 SH       Sole                  2726.00
Science Dynamics Corp.         COM              808631105     3216 287500.00SH       Sole                287500.00
Sun Microsystems, Inc.         COM              866810104     2232 19120.00 SH       Sole                 19120.00
Symmetricom Inc.               COM              871543104     4458 285300.00SH       Sole                285300.00
Tekelec                        COM              879101103     1973 60000.00 SH       Sole                 60000.00
Tektronix, Inc.                COM              879131100     3073 40000.00 SH       Sole                 40000.00
Texas Instruments              COM              882508104     1652 35000.00 SH       Sole                 35000.00
Thoratec Lab.                  COM              885175307      220 10000.00 SH       Sole                 10000.00
Tredegar Corp.                 COM              894650100     2251 130000.00SH       Sole                130000.00
USX-Marathon Group             COM              902905827     2838 100000.00SH       Sole                100000.00
Unifi, Inc.                    COM              904677101     1528 150000.00SH       Sole                150000.00
Universal Compression Holdings COM              913431102     2320 75000.00 SH       Sole                 75000.00
Wal-Mart Stores, Inc.          COM              931142103     1155 24000.00 SH       Sole                 24000.00
Western Gas Resources Inc.     COM              958259103     2937 117200.00SH       Sole                117200.00
Whitehall Jewellers, Inc.      COM              965063100     1871 235765.00SH       Sole                235765.00
Williams Control, Inc.         COM              969465103       65 40000.00 SH       Sole                 40000.00
Wilmington Trust Corp.         COM              971807102     1287 24000.00 SH       Sole                 24000.00
Wind River Systems, Inc.       COM              973149107     2876 60000.00 SH       Sole                 60000.00
XO Communications,Inc.         COM              65333H707     1811 51472.00 SH       Sole                 51472.00
Xilinx Inc.                    COM              983919101     2819 32920.00 SH       Sole                 32920.00
Zale Corp.                     COM              988858106     2433 75000.00 SH       Sole                 75000.00
i2 Technologies, Inc.          COM              465754109     2806 15000.00 SH       Sole                 15000.00